Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMERICAN PENSION INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	May 31, 2011
API Efficient Frontier Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account fee (for accounts under $500)	rr_MaximumAccountFee	25	[1]
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution/Service (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.44%	[2]
1 Year	rr_ExpenseExampleYear01	808
3 Years	rr_ExpenseExampleYear03	1,292
5 Years	rr_ExpenseExampleYear05	1,801
10 Years	rr_ExpenseExampleYear10	3,192
Annual Return 2001	rr_AnnualReturn2001	2.35%
Annual Return 2002	rr_AnnualReturn2002	7.16%
Annual Return 2003	rr_AnnualReturn2003	(0.05%)
Annual Return 2004	rr_AnnualReturn2004	0.07%
Annual Return 2005	rr_AnnualReturn2005	(1.01%)
Annual Return 2006	rr_AnnualReturn2006	3.62%
Annual Return 2007	rr_AnnualReturn2007	2.47%
Annual Return 2008	rr_AnnualReturn2008	(17.76%)
Annual Return 2009	rr_AnnualReturn2009	53.25%
Annual Return 2010	rr_AnnualReturn2010	13.62%
Year to Date Return, Label	rr_YearToDateReturnLabel	year to date total return as of March 31, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.06%)
One Year	rr_AverageAnnualReturnYear01	7.08%
Five Years	rr_AverageAnnualReturnYear05	7.62%
Ten Years	rr_AverageAnnualReturnYear10	4.60%
Inception	rr_AverageAnnualReturnSinceInception
API Efficient Frontier Income Fund | Class A | Return After-Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.24%
Five Years	rr_AverageAnnualReturnYear05	5.59%
Ten Years	rr_AverageAnnualReturnYear10	3.10%
Inception	rr_AverageAnnualReturnSinceInception
API Efficient Frontier Income Fund | Class A | Return After-Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.52%
Five Years	rr_AverageAnnualReturnYear05	5.27%
Ten Years	rr_AverageAnnualReturnYear10	3.00%
Inception	rr_AverageAnnualReturnSinceInception
API Efficient Frontier Income Fund | Class A | Dow Jones Conservative Relative Risk Index (reflects no deduction for fee, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.30%
Five Years	rr_AverageAnnualReturnYear05	5.71%
Ten Years	rr_AverageAnnualReturnYear10	6.19%
Inception	rr_AverageAnnualReturnSinceInception
API Efficient Frontier Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Account fee (for accounts under $500)	rr_MaximumAccountFee	25	[1]
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution/Service (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.69%	[2]
1 Year	rr_ExpenseExampleYear01	372
3 Years	rr_ExpenseExampleYear03	835
5 Years	rr_ExpenseExampleYear05	1,425
10 Years	rr_ExpenseExampleYear10	3,022
1 Year	rr_ExpenseExampleNoRedemptionYear01	272
3 Years	rr_ExpenseExampleNoRedemptionYear03	835
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,425
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,022
One Year	rr_AverageAnnualReturnYear01	13.28%
Five Years	rr_AverageAnnualReturnYear05	7.98%
Ten Years	rr_AverageAnnualReturnYear10
Inception	rr_AverageAnnualReturnSinceInception	5.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2004
API Efficient Frontier Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account fee (for accounts under $500)	rr_MaximumAccountFee	25	[1]
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution/Service (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%	[2]
1 Year	rr_ExpenseExampleYear01	172
3 Years	rr_ExpenseExampleYear03	533
5 Years	rr_ExpenseExampleYear05	918
10 Years	rr_ExpenseExampleYear10	1,998
API Efficient Frontier Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	API Efficient Frontier Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective –
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Current income with limited credit risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in API Efficient Frontier Funds. More information about these and other discounts is available from your financial professional and in the "How To Reduce Your Sales Charges" Section on page 65 of the Fund's prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year ended January 31, 2011, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in API Efficient Frontier Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	You would pay the following expenses if you redeem your shares:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Income Fund invests in securities, derivatives and other financial instruments that, in the Adviser's opinion, offer the opportunity for current income with limited credit risk.

The Adviser exercises a flexible strategy in the selection of investments and is not limited by investment style or asset class. The Income Fund may invest in debt securities, including U.S. Government securities and corporate bonds; common stock of U.S. and foreign issuers and in other U.S. and foreign securities, including securities convertible into common stock and securities issued through private placements; securities issued by Underlying Funds; Index Securities; Enhanced Index Products; real estate investment trusts and other issuers that invest, deal, or otherwise engage in transactions in real estate; options, futures, forward contracts, swaps, caps, floors, collars, indexed securities, and other derivatives; currencies, including currency related derivatives; and other instruments.

The Adviser invests directly in equity or debt securities when it believes attractive investment opportunities exist. In deciding whether to invest in a debt security, the Adviser focuses on the maturity of the obligations and the credit quality of the security, including the underlying rating of insured bonds. When the Adviser believes there is a falling interest rate environment, the Income Fund generally will purchase longer maturity obligations. Similarly, when the Adviser believes there is a rising interest rate environment, the Income Fund generally will purchase shorter maturity obligations. Although the Adviser considers ratings in determining whether securities convertible into common stock or debt securities are appropriate investments for the Income Fund, such securities may, in rare instances, include investments rated below investment grade, commonly known as "junk bonds." Further, the Income Fund may sell securities and other instruments short. When investing in equity securities, the Adviser looks for companies with favorable income-paying history and that have prospects for income payments to continue to increase.

When investing in Underlying Funds, the Adviser considers, among other things, the Underlying Funds' past performance and their investment objectives and policies, the investment style, reputation and quality of their investment advisers and the Underlying Funds' size and cost structure. The Adviser selects Index Securities and Enhanced Index Products in which to invest based on a number of factors, including an analysis of their past performance, market sector and liquidity. Through direct investments and indirect investments in Underlying Funds, Index Securities and Enhanced Index Products, the Income Fund may have significant exposure to foreign securities, including emerging market securities, small-cap securities and specific sectors of the market.

The Adviser may sell a security or redeem shares of an Underlying Fund given a variety of circumstances, such as: when an investment no longer appears to the Adviser to offer the potential to achieve the Income Fund's investment objective: when an investment's performance does not meet the Adviser's expectations; when an investment opportunity arises that the Adviser believes is more compelling; to realize gains or limit losses; or to raise cash to meet shareholder redemptions or to pay expenses.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund's assets will be held in cash and/or invested in money market mutual funds or money market instruments, including repurchase agreements. When the Fund is invested in this manner, it may not achieve its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

General Risks. There is a risk that you could lose all or a portion of your investment in the Fund. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests.

Equity Security Risk. Prices of equity securities generally fluctuate more than those of other securities, such as debt securities. Market risk, the risk that prices of securities will decrease because of the interplay of market forces, may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

Company Risk. The Fund may invest in securities that involve certain special circumstances that the Adviser believes offer the opportunity for long-term capital appreciation. These investments may involve greater risks of loss than investments in securities of well-established companies with a history of consistent operating patterns.

Investment Company Risk. Any investment in an open-end or closed-end investment company involves risk and, although the Fund invests in a number of Underlying Funds, this practice does not eliminate investment risk. The value of shares of an Underlying Fund will go up and down in response to changes in the value of its portfolio holdings.

Underlying Fund Risk. None of the Underlying Funds are or will be affiliated with the Fund or the Adviser. Therefore, investment decisions by the investment advisers of the Underlying Funds are made independently of the Fund and the Fund's Adviser. The investment adviser of one Underlying Fund may be purchasing securities of the same issuer whose securities are being sold by the investment adviser of another Underlying Fund. The result of this would be an indirect expense to the Fund without accomplishing any investment purpose.

Closed-End Fund Risk. Shares of closed-end funds frequently trade at a price per share that is less than the net asset value per share. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease or that when the Fund seeks to sell shares of a closed-end fund it can receive the net asset value of those shares.

Index Security and Fund Risk. Index Securities and index funds are not managed in the traditional sense, using economic, financial and market analysis, and the adverse financial situation of an issuer will not directly result in its elimination from the index. In addition, investments in Index Securities involve risks similar to investments in closed-end funds including, but not limited to, the possibility that the shares of Index Securities may trade at a market discount.

Enhanced Index Product Risk. Enhanced Index Products are subject to the risk that the manager may not be able to cause the Enhanced Index Product's performance to match or exceed that of the Enhanced Index Product's benchmark on a daily basis. In addition, Enhanced Index Products represent a portfolio of leveraged instruments, and are therefore subject to increased leverage risk.

Debt Security Risk. The values of debt securities held by the Fund are affected by rising and declining interest rates. In general, debt securities with longer term maturities tend to fall more in value when interest rates rise than debt securities with shorter terms. A debt security is also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default, and therefore it may lose value if the issuer is unable to pay interest or repay principal when it is due.

Junk Bonds or High Yield, High Risk Securities Risk. Bonds rated below investment grade (i.e., BB or lower by S&P or Ba or lower by Moody's) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities.

Foreign Securities Risk. The Fund's direct or indirect investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities that can adversely affect the Fund's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. The value of the Fund's investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle.

Emerging Market Risk. There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investment in certain issuers or industries.

Small-Cap Company Risk. The Fund's investments in small-cap companies may involve greater risks than investments in larger, more established issuers. Smaller companies generally have narrower product lines, more limited financial resources and more limited trading markets for their stock, as compared with larger companies. Their securities may be less well-known and trade less frequently and in more limited volume than the securities of larger, more established companies.

Real Estate Investment Trusts. Investments in real estate investment trusts and other issuers that invest, deal, or otherwise engage in transactions in or hold real estate or interests therein expose the Fund to risks similar to investing directly in real estate and the value of these investments may be affected by changes in the value of the underlying real estate, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Convertible Securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into or exchanged for the underlying common stock. Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not.

Options, Futures and Other Derivatives. Derivatives are instruments the prices of which are derived from the value or performance of an underlying security, index, instrument, or other asset. Investments in derivatives such as options, futures, forward contracts, swap agreements, caps, floors, collars, and indexed securities carry many of the risks of the underlying instruments and carry additional risks that are not associated with direct investments in the securities or other assets underlying the derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives. These investments may also create leverage and, as a result, may cause the Fund to increase or decrease in value more quickly than would an investment in the underlying security, index, instrument, or other asset.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is a risk that you could lose all or a portion of your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.apifunds.com and by calling toll-free 888-933-8274.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-933-8274
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.apifunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-By-Year Annual Returns – Class A Shares (for calendar years ending on December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period covered by the bar chart, Class A Shares' highest return for a quarter was 27.87% (quarter ended June 30, 2009) and the lowest return for a quarter was -13.06% (quarter ended September 30, 2008). Class A Shares' year to date total return  as of March 31, 2011 was 3.90%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Fund's Class A Shares (for periods ending on December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-Tax Returns are shown for only Class A Shares, and after-tax returns for Class C Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-Tax Returns are shown for only Class A Shares, and after-tax returns for Class C Shares will vary.

[1]	/yr
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.